SCHEDULE OF BANK NOTES PAYABLE (Details) (Parenthetical) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
November 27, 2018 - JJ [Member]
Short-Term Debt [Line Items]
Notes payable	$ 780,000	$ 780,000
September 14, 2021 - CC [Member]
Short-Term Debt [Line Items]
Notes payable	197,000	197,000
April 22, 2022 - Cerritos [Member]
Short-Term Debt [Line Items]
Notes payable	195,000	195,000
May 22, 2023 - BB [Member]
Short-Term Debt [Line Items]
Notes payable	138,000	138,000
May 22, 2023 - CC [Member]
Short-Term Debt [Line Items]
Notes payable	196,000	196,000
May 22, 2023 - DD [Member]
Short-Term Debt [Line Items]
Notes payable	178,000	178,000
September 13, 2023 - Garden Grove [Member]
Short-Term Debt [Line Items]
Notes payable	150,000	150,000
September 13, 2023 - Laguna [Member]
Short-Term Debt [Line Items]
Notes payable	150,000	150,000
March 22, 2024 - YM [Member]
Short-Term Debt [Line Items]
Notes payable		150,000
March 22, 2024 - YCT [Member]
Short-Term Debt [Line Items]
Notes payable	150,000	150,000
January 30, 2024 - Yoshiharu [Member]
Short-Term Debt [Line Items]
Notes payable	250,000	250,000
December 20, 2024 - Ontario [Member]
Short-Term Debt [Line Items]
Notes payable	500,000	650,000
June 4, 2024 - YLV [Member]
Short-Term Debt [Line Items]
Notes payable	$ 900,000	$ 900,000